Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	6 Months Ended
	Feb. 28, 2022 shares $ / shares	Feb. 28, 2022 shares $ / shares	Feb. 28, 2021 shares $ / shares
Stock Options
Number of stock options, Outstanding, Beginning of period | shares	692,938	692,938	253,121
Weighted average exercise price, Outstanding, Beginning of period	$ 11.64		$ 12.73
Weighted average grant date fair value, Outstanding, Beginning of period	$ 7.06		$ 4.39
Options outstanding, remaining contractual term, Beginning of period	4 years 5 months 15 days	4 years 5 months 15 days	4 years 3 months 21 days
Number of stok options, Outstanding, Expired/Cancelled | shares	(1,564)	(1,564)	(16,694)
Weighted average exercise price, Outstanding, Expired/Cancelled	$ 71.84		$ 20.90
Weighted average grant date fair value, Outstanding, Expired/Cancelled	$ 1.43		$ 8.56
Number of stock options, Outstanding, Ending of period | shares	720,124	720,124	236,427
Weighted average exercise price, Outstanding, Ending of period | (per share)	$ 11.26	$ 14.37	$ 12.15
Weighted average grant date fair value, Outstanding, Ending of period	$ 6.89		$ 4.39
Options outstanding, remaining contractual term, Ending of period	4 years 29 days	4 years 29 days	3 years 6 months 3 days
Number of stok options, Outstanding, Granted | shares	28,750	28,750
Weighted average exercise price, Outstanding, Granted	$ 5.42
Weighted average grant date fair value, Outstanding, Granted	$ 2.44
Number of stock options, Exercisable | shares	183,678	183,678
Weighted average exercise price, Exercisable	$ 11.48
Weighted average grant date fair value, Exercisable	$ 4.41
Options exercisable, remaining contractual term, Exercisable	2 years 3 months 18 days	2 years 3 months 18 days